OFFSETTING OF FINANCIAL ASSET AND LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2023
OFFSETTING OF FINANCIAL ASSET AND LIABILITIES
Summary of Assets and Liabilities Subject to a Master Netting Arrangement Not Offset

			Net in Financial	Amounts subject to a master
	Gross	Amount	Statements	netting arrangement not offset
12/31/2023	amount (a)	offset (b)	(c) = (a) + (b)	Financial asset / (Financial liability)	Collateral	Net amount
Debts with businesses for consumption by our customers with credit card	—	—	—	(872,707)	(24,334,219)	(25,206,926)
Derivatives instruments	183,690	2,685,919	2,869,609	—	—	—
Total	183,690	2,685,919	2,869,609	(872,707)	(24,334,219)	(25,206,926)

			Net in Financial	Amounts subject to a master
	Gross	Amount	Statements	netting arrangement not offset
12/31/2022	amount (a)	offset (b)	(c) = (a) + (b)	Financial asset / (Financial liability)	Collateral	Net amount
Credit cards transactions	—	—	—	(959,658)	(26,592,007)	(27,551,665)
Derivatives instruments	270,814	363,673	634,487	—	—	—
Total	270,814	363,673	634,487	(959,658)	(26,592,007)	(27,551,665)